SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Net Income (loss) Per Common Share	The following table reflects the calculation of basic and diluted net income (loss) per common share for the three and six months ended June 30, 2023 and 2022 (in dollars, except per share amounts):

	For the Three Months Ended June 30, 2023		For the Three Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income (loss)	$915,959	$354,361	$(124,913)	$(31,228)
Denominator:
Basic and diluted weighted average shares outstanding	17,835,276	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per share	$0.05	$0.05	$ —	$ —
	For the Six Months Ended June 30, 2023		For the Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income (loss)	$2,415,156	$734,425	$(498,440)	$(124,610)
Denominator:
Basic and diluted weighted average shares outstanding	22,690,664	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per share	$0.11	$0.11	$(0.02)	$(0.02)
The following table reflects the calculation of basic and diluted net loss per common share for the year ended December 31, 2022 and for the period from March 16, 2021 (inception) through December 13, 2021 (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the period from March 16, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income (loss)	$1,240,586	$310,147	$(120,559)	$(261,335)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	2,810,182	6,091,636
Basic and diluted net income (loss) per share	$0.05	$0.05	$(0.04)	$(0.04)